Schedule of Investments (unaudited)
February 28, 2026
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 LMP Capital and Income Fund Inc.

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 101.7%
Communication Services — 6.0%
Interactive Media & Services — 4.1%
Alphabet Inc., Class A Shares	33,277	$10,374,438 (a)
Meta Platforms Inc., Class A Shares	8,823	5,718,892
Total Interactive Media & Services		16,093,330
Wireless Telecommunication Services — 1.9%
T-Mobile US Inc.	34,307	7,447,706 (a)

Total Communication Services		23,541,036
Consumer Discretionary — 2.7%
Household Durables — 1.8%
Lennar Corp., Class A Shares	60,083	6,871,092 (a)
Specialty Retail — 0.9%
Home Depot Inc.	9,477	3,608,083

Total Consumer Discretionary		10,479,175
Consumer Staples — 8.8%
Beverages — 1.4%
Coca-Cola Co.	65,027	5,303,602 (a)
Consumer Staples Distribution & Retail — 1.7%
Walmart Inc.	52,056	6,660,565 (a)
Food Products — 1.8%
McCormick & Co. Inc., Non Voting Shares	101,913	7,239,900 (a)
Household Products — 3.9%
Colgate-Palmolive Co.	78,162	7,748,980 (a)
Procter & Gamble Co.	46,609	7,793,025 (a)
Total Household Products		15,542,005

Total Consumer Staples		34,746,072
Energy — 16.8%
Oil, Gas & Consumable Fuels — 16.8%
Cheniere Energy Inc.	11,449	2,698,873
Enbridge Inc.	155,729	8,275,439 (a)
Kinder Morgan Inc.	385,564	12,827,714 (a)
ONEOK Inc.	99,978	8,275,179 (a)
Sunococorp LLC	81,658	4,890,498 (a)
Targa Resources Corp.	20,358	4,800,416 (a)
TC Energy Corp.	99,626	6,412,926 (a)
Williams Cos. Inc.	245,011	18,307,222 (a)

Total Energy		66,488,267
Financials — 9.5%
Banks — 5.3%
Bank of America Corp.	129,907	6,473,266 (a)
Citigroup Inc.	52,984	5,838,307 (a)
JPMorgan Chase & Co.	28,805	8,650,141 (a)
Total Banks		20,961,714
Capital Markets — 3.1%
Ares Management Corp., Class A Shares	21,222	2,377,076
Blackstone Inc.	20,626	2,338,370 (a)
Charles Schwab Corp.	25,336	2,411,987 (a)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Goldman Sachs Group Inc.	2,665	$2,290,754 (a)
Intercontinental Exchange Inc.	16,066	2,636,913 (a)
Total Capital Markets		12,055,100
Insurance — 1.1%
MetLife Inc.	61,852	4,457,674 (a)

Total Financials		37,474,488
Health Care — 11.7%
Biotechnology — 1.9%
AbbVie Inc.	19,251	4,467,772 (a)
Amgen Inc.	7,298	2,832,792
Total Biotechnology		7,300,564
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	51,008	5,934,781
Health Care Providers & Services — 2.0%
McKesson Corp.	8,183	8,079,648
Pharmaceuticals — 6.3%
Eli Lilly & Co.	2,888	3,038,147
Johnson & Johnson	24,204	6,013,000 (a)
Merck & Co. Inc.	56,499	6,995,706 (a)
Roche Holding AG, ADR	150,289	8,949,710
Total Pharmaceuticals		24,996,563

Total Health Care		46,311,556
Industrials — 13.3%
Aerospace & Defense — 6.3%
L3Harris Technologies Inc.	28,076	10,234,825 (a)
Lockheed Martin Corp.	8,455	5,564,066 (a)
Northrop Grumman Corp.	12,461	9,026,499
Total Aerospace & Defense		24,825,390
Electrical Equipment — 3.7%
Eaton Corp. PLC	19,044	7,159,020 (a)
Emerson Electric Co.	49,222	7,420,217 (a)
Total Electrical Equipment		14,579,237
Ground Transportation — 3.3%
Union Pacific Corp.	49,711	13,172,421 (a)

Total Industrials		52,577,048
Information Technology — 14.4%
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A Shares	44,346	6,477,177 (a)
Semiconductors & Semiconductor Equipment — 6.3%
ASML Holding NV, Registered Shares	3,807	5,522,282 (a)
Broadcom Inc.	18,568	5,933,404 (a)
Marvell Technology Inc.	88,960	7,267,143 (a)
QUALCOMM Inc.	41,722	5,939,544 (a)
Total Semiconductors & Semiconductor Equipment		24,662,373
Software — 3.4%
Microsoft Corp.	25,590	10,050,216 (a)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Oracle Corp.	24,380	$3,544,852 (a)
Total Software		13,595,068
Technology Hardware, Storage & Peripherals — 3.1%
Apple Inc.	46,244	12,216,740 (a)

Total Information Technology		56,951,358
Materials — 2.8%
Chemicals — 0.9%
Sherwin-Williams Co.	9,957	3,610,309
Metals & Mining — 1.9%
Freeport-McMoRan Inc.	111,035	7,559,263 (a)

Total Materials		11,169,572
Real Estate — 8.6%
Industrial REITs — 1.6%
Prologis Inc.	45,390	6,471,252 (a)
Residential REITs — 1.8%
Equity LifeStyle Properties Inc.	107,616	7,227,491 (a)
Specialized REITs — 5.2%
American Tower Corp.	26,799	5,141,656 (a)
Digital Realty Trust Inc.	27,979	4,957,879 (a)
Equinix Inc.	2,766	2,694,803 (a)
Public Storage	7,749	2,379,408
VICI Properties Inc.	170,000	5,135,700 (a)
Total Specialized REITs		20,309,446

Total Real Estate		34,008,189
Utilities — 7.1%
Electric Utilities — 2.9%
NextEra Energy Inc.	123,477	11,578,438 (a)
Gas Utilities — 1.6%
Atmos Energy Corp.	34,761	6,493,007
Multi-Utilities — 2.6%
DTE Energy Co.	68,495	10,153,699

Total Utilities		28,225,144
Total Common Stocks (Cost — $303,658,124)		401,971,905
	Shares/Units
Master Limited Partnerships — 12.0%
Diversified Energy Infrastructure — 7.2%
Energy Transfer LP	467,937	8,815,933 (a)
Enterprise Products Partners LP	282,076	10,194,226 (a)
Plains GP Holdings LP, Class A Shares	424,466	9,567,464 *(a)
Total Diversified Energy Infrastructure		28,577,623
Gathering/Processing — 0.6%

Western Midstream Partners LP	56,000	2,329,040 (a)
Oil/Refined Products — 2.2%
CrossAmerica Partners LP	135,864	2,741,736 (a)
MPLX LP	99,696	5,876,082 (a)
Total Oil/Refined Products		8,617,818
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares/Units	Value

Petrochemicals — 2.0%
Westlake Chemical Partners LP			348,827	$7,681,171 (a)

Total Master Limited Partnerships (Cost — $18,920,069)				47,205,652
	Rate	Maturity Date	Face Amount
Corporate Bonds & Notes — 4.4%
Communication Services — 0.7%
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	$20,000	18,400
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	20,000	14,100
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	199,556 (b)
Netflix Inc., Senior Notes	5.375%	11/15/29	400,000	417,454 (b)
Walt Disney Co., Senior Notes	2.000%	9/1/29	600,000	566,116
Total Entertainment				1,215,626
Media — 0.2%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	30,000	32,190 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	240,000	243,754 (b)
Comcast Corp., Senior Notes	4.250%	10/15/30	550,000	554,983
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	21,958
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	30,000	30,721 (b)
Total Media				883,606
Wireless Telecommunication Services — 0.2%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	500,000	496,250

Total Communication Services				2,595,482
Consumer Discretionary — 0.5%
Automobile Components — 0.0%††
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	40,000	40,735 (b)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	150,000	151,625 (b)
Total Automobile Components				192,360
Automobiles — 0.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	50,000	45,026
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	250,000	250,447
Total Automobiles				295,473
Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	501,077
Hotels, Restaurants & Leisure — 0.2%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	20,000	19,888 (b)
Carnival Corp., Senior Notes	5.125%	5/1/29	50,000	50,741 (b)
Carnival Corp., Senior Notes	6.125%	2/15/33	210,000	217,532 (b)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,247
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	290,000	304,628
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	140,000	142,904 (b)
Total Hotels, Restaurants & Leisure				745,940
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	300,000	286,619

Total Consumer Discretionary				2,021,469
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 0.1%
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	$400,000	$413,312

Financials — 1.4%
Banks — 0.8%
Bank of America Corp., Senior Notes (5.015% to 7/22/32 then SOFR + 2.160%)	5.015%	7/22/33	600,000	617,810 (c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	268,315 (b)(c)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	700,000	747,492 (c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	700,000	741,900 (c)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	300,000	318,414 (c)
Wells Fargo & Co., Senior Notes (4.897% to 7/25/32 then SOFR + 2.100%)	4.897%	7/25/33	500,000	510,053 (c)
Total Banks				3,203,984
Capital Markets — 0.0%††
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	30,000	31,155 (b)
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.043% to 5/1/33 then SOFR + 1.835%)	5.043%	5/1/34	500,000	514,186 (c)
EZCORP Inc., Senior Notes	7.375%	4/1/32	30,000	32,203 (b)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	200,000	197,132 (b)(c)
Total Consumer Finance				743,521
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	300,000	280,430
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	700,000	699,365
Block Inc., Senior Notes	6.000%	8/15/33	50,000	50,846 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	140,000	143,773 (b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	40,000	41,061 (b)
Total Financial Services				1,215,475
Insurance — 0.0%††
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	50,000	48,486 (b)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	120,000	126,140 (b)
Total Insurance				174,626
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	60,000	58,423 (b)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	280,000	295,461 (b)
Total Mortgage Real Estate Investment Trusts (REITs)				353,884

Total Financials				5,722,645
Health Care — 0.7%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	550,000	576,054
Health Care Providers & Services — 0.3%
Cigna Group, Senior Notes	2.400%	3/15/30	348,000	327,473
CVS Health Corp., Senior Notes	3.750%	4/1/30	600,000	590,775
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	412,700
Total Health Care Providers & Services				1,330,948
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	$550,000	$561,601
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	212,381
Total Pharmaceuticals				773,982

Total Health Care				2,680,984
Industrials — 0.4%
Aerospace & Defense — 0.2%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	50,000	51,576 (b)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	20,000	20,746 (b)
Northrop Grumman Corp., Senior Notes	4.750%	6/1/43	500,000	471,262
Total Aerospace & Defense				543,584
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	50,000	52,241 (b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	20,000	20,799 (b)
Total Building Products				73,040
Commercial Services & Supplies — 0.0%††
CoreCivic Inc., Senior Notes	8.250%	4/15/29	80,000	83,246
Deluxe Corp., Senior Secured Notes	8.125%	9/15/29	30,000	31,505 (b)
Total Commercial Services & Supplies				114,751
Construction & Engineering — 0.0%††
AECOM, Senior Notes	6.000%	8/1/33	80,000	81,796 (b)
Ground Transportation — 0.1%
XPO Inc., Senior Secured Notes	6.250%	6/1/28	350,000	356,283 (b)
Machinery — 0.0%††
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	20,000	20,575 (b)
Trading Companies & Distributors — 0.1%
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	60,000	63,463 (b)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	20,000	20,126 (b)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	62,196 (b)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	230,000	217,358
Total Trading Companies & Distributors				363,143

Total Industrials				1,553,172
Information Technology — 0.1%
IT Services — 0.0%††
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	30,000	31,512 (b)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	30,000	29,389 (b)
Total IT Services				60,901
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	80,000	81,735 (b)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	50,000	51,221 (b)
Total Semiconductors & Semiconductor Equipment				132,956
Software — 0.0%††
Gen Digital Inc., Senior Notes	6.250%	4/1/33	20,000	19,915 (b)
Oracle Corp., Senior Notes	6.000%	8/3/55	50,000	44,074
Total Software				63,989
Technology Hardware, Storage & Peripherals — 0.0%††
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	20,000	20,494 (b)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Technology Hardware, Storage & Peripherals — continued
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	$50,000	$51,503 (b)
Total Technology Hardware, Storage & Peripherals				71,997

Total Information Technology				329,843
Materials — 0.3%
Chemicals — 0.0%††
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	10,000	10,306
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	60,000	61,558
Methanex US Operations Inc., Senior Notes	6.250%	3/15/32	50,000	51,782 (b)
Total Chemicals				123,646
Construction Materials — 0.0%††
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	50,000	50,968 (b)
Metals & Mining — 0.3%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	80,000	82,733 (b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	494,980
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	160,000	169,118 (b)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	220,000	232,562 (b)
Total Metals & Mining				979,393

Total Materials				1,154,007
Real Estate — 0.1%
Real Estate Management & Development — 0.0%††
Forestar Group Inc., Senior Notes	6.500%	3/15/33	60,000	61,476 (b)
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	60,000	61,590 (b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	10,000	10,134 (b)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	90,000	90,466 (b)
Total Specialized REITs				162,190

Total Real Estate				223,666
Utilities — 0.1%
Electric Utilities — 0.1%
NRG Energy Inc., Senior Notes	6.000%	1/15/36	90,000	91,646 (b)
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	270,000	284,963
Total Electric Utilities				376,609
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	100,000	106,231 (b)

Total Utilities				482,840
Total Corporate Bonds & Notes (Cost — $16,656,551)				17,177,420
			Shares
Convertible Preferred Stocks — 3.9%
Financials — 1.2%
Capital Markets — 0.6%
KKR & Co. Inc.	6.250%		59,118	2,346,394
Financial Services — 0.6%
Apollo Global Management Inc.	6.750%		41,322	2,316,511

Total Financials				4,662,905
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Industrials — 2.7%
Aerospace & Defense — 2.1%
Boeing Co.	6.000%		114,383	$8,341,952
Trading Companies & Distributors — 0.6%
QXO Inc., Non Voting Shares	5.500%		37,025	2,441,428

Total Industrials				10,783,380
Total Convertible Preferred Stocks (Cost — $13,365,263)				15,446,285
	Rate	Maturity Date	Face Amount
U.S. Government & Agency Obligations — 0.0%††
U.S. Government Obligations — 0.0%††
U.S. Treasury Notes (Cost — $168,317)	3.875%	8/15/34	$170,000	170,276
Total Investments before Short-Term Investments (Cost — $352,768,324)				481,971,538
			Shares
Short-Term Investments — 2.3%
Dreyfus Government Cash Management, Institutional Shares	3.555%		141,029	141,029 (d)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.503%		9,050,931	9,050,931 (d)

Total Short-Term Investments (Cost — $9,191,960)				9,191,960
Total Investments — 124.3% (Cost — $361,960,284)				491,163,498
Liabilities in Excess of Other Assets — (24.3)%				(96,055,855)
Total Net Assets — 100.0%				$395,107,643

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
DAC	—	Designated Activity Company
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.
Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge Investments, LLC’s (“ClearBridge”) view of economic, market or political conditions, fiscal and monetary policy and security valuation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$401,971,905	—	—	$401,971,905
Master Limited Partnerships	47,205,652	—	—	47,205,652
Corporate Bonds & Notes	—	$17,177,420	—	17,177,420
Convertible Preferred Stocks	15,446,285	—	—	15,446,285
U.S. Government & Agency Obligations	—	170,276	—	170,276
Total Long-Term Investments	464,623,842	17,347,696	—	481,971,538
Short-Term Investments†	9,191,960	—	—	9,191,960
Total Investments	$473,815,802	$17,347,696	—	$491,163,498

†	See Schedule of Investments for additional detailed categorizations.

LMP Capital and Income Fund Inc. 2026 Quarterly Report